Lease (Details)	Sep. 30, 2020 USD ($)
Year ending March 31,
October 1, 2020 thru March 31, 2021	$ 26,661
April 1, 2021 thru March 31, 2022	36,882
April 1, 2022 thru March 31, 2023	9,331
April 1, 2023 thru March 31, 2024
April 1, 2024 thru March 31, 2025
April 1, 2025 thru March 31, 2026
Thereafter
Total future lease payments	72,874
Less: Imputed interest	16,744
Total lease liability balance	$ 56,130